TANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss			$ 230	$ 315
Reversal of impairment of assets		$ 60	38
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of tangible assets		5 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of tangible assets		3 years
Cuiabá
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss, net of tax			45	57
Impairment loss recognised in profit or loss			$ 53	$ 70
Impairment reversal, net of tax	$ 28	$ 44
Reversal of impairment of assets	$ 38	60
FV less costs to sell		$ 948
Discount rate used in current estimate of value in use		8.40%
Carrying Value		$ 262
Bottom of range | Mine infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of tangible assets		5 years
Top of range | Mine infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of tangible assets		31 years